Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
13. Goodwill and Other Intangible Assets
Changes in goodwill by reportable segment for fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2022
Goodwill	¥12,425	¥16,359	¥99,938	¥49,655	¥5,015	¥10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	11,576	16,168	99,938	49,616	4,644	10,971
Acquired	3,529	0	119,767	4,028	0	0
Impairment	0	0	0	0	0	0
Other (net)*	0	0	(12,954)	4,524	0	0

Balance at March 31, 2023
Goodwill	15,954	16,359	206,751	58,207	5,015	10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,105	16,168	206,751	58,168	4,644	10,971
Acquired	0	0	4,241	0	0	0
Impairment	0	0	0	0	0	0
Other (net)*	(54)	0	(35,556)	6,840	(192)	(10,971)

Balance at March 31, 2024
Goodwill	15,900	16,359	175,436	65,047	4,823	0
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,051	16,168	175,436	65,008	4,452	0
Acquired	31	0	7,849	0	0	0
Impairment	0	0	(5,520)	0	0	0
Other (net)*	(1,699)	0	(10,623)	3,220	0	0

Balance at March 31, 2025
Goodwill	13,682	16,359	172,662	68,267	4,452	0
Accumulated impairment losses	(299)	(191)	(5,520)	(39)	0	0

	¥13,383	¥16,168	¥167,142	¥68,228	¥4,452	¥0

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Corporate	Total
Balance at March 31, 2022
Goodwill	¥587	¥142,494	¥149,270	¥8,180	¥278	¥495,172
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	141,000	149,270	5,395	278	488,856
Acquired	0	0	0	0	0	127,324
Impairment	0	0	0	0	0	0
Other (net)*	0	10,582	9,318	33	0	11,503

Balance at March 31, 2023
Goodwill	587	153,076	158,588	8,213	278	633,999
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	151,582	158,588	5,428	278	627,683
Acquired	0	0	0	0	0	4,241
Impairment	0	0	0	0	0	0
Other (net)*	0	20,298	18,927	554	0	(154)

Balance at March 31, 2024
Goodwill	587	173,374	177,515	8,767	278	638,086
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	171,880	177,515	5,982	278	631,770
Acquired	1,201	0	0	0	0	9,081
Impairment	0	(1,175)	0	0	0	(6,695)
Other (net)*	0	(2,146)	(907)	(143)	0	(12,298)

Balance at March 31, 2025
Goodwill	1,788	169,734	176,608	8,624	278	632,454
Accumulated impairment losses	(587)	(1,175)	0	(2,785)	0	(10,596)

	¥1,201	¥168,559	¥176,608	¥5,839	¥278	¥621,858

*	Other (net) includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.
As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2023 and 2024. The Company and its subsidiaries recognized impairment losses on goodwill of ¥5,520 million in PE Investment and Concession segment, and ¥1,175 million in ORIX USA segment during fiscal 2025. These impairment losses are accounted in other (income) and expense. The fair values of these reporting units were measured using mainly discounted cash flow methodologies and business enterprise value multiples methodologies.

Other intangible assets at March 31, 2024 and 2025 consist of the following:

	Millions of yen
	2024	2025
Indefinite-lived intangible assets:
Trademarks and trade names	¥126,192	¥124,924
Asset management contracts	57,928	55,740
Others	3,156	11,657

	187,276	192,321

Intangible assets subject to amortization:
Software	142,049	150,479
Customer relationships	184,475	186,862
Asset management contracts	117,043	119,157
Others	165,130	152,925

	608,697	609,423
Accumulated amortization	(263,023)	(276,333)

Net	345,674	333,090

	¥532,950	¥525,411

The aggregate amortization expenses for intangible assets are ¥34,212 million, ¥39,213 million and ¥41,402 million in fiscal 2023, 2024 and 2025, respectively.
The estimated amortization expenses for each of five succeeding fiscal years are ¥38,480 million in fiscal 2026, ¥35,214 million in fiscal 2027, ¥31,995 million in fiscal 2028, ¥27,850 million in fiscal 2029 and ¥24,573 million in fiscal 2030, respectively.
Intangible assets subject to amortization increased during fiscal 2025 are ¥79,869 million. They mainly consist of ¥12,672 million of software, ¥21,684 million of customer relationships and ¥45,445 million of maintenance intangible assets for acquired aircraft recognized in acquisitions included in others. The weighted average amortization periods for the software, customer relationships and maintenance intangible assets for acquired aircraft recognized in acquisitions are 5 years, 17 years and 6 years, respectively.
As a result of the impairment test, the Company and its subsidiaries recognized impairment losses of ¥1 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment, ¥405 million on intangible assets included in Aircraft and Ships segment, and ¥110 million on intangible assets included in ORIX USA segment during fiscal 2023, and these impairment losses were included in other (income) and expense in the consolidated statements of income. The Company and its subsidiaries recognized impairment losses of ¥24 million on intangible assets included in PE Investment and Concession segment, ¥87 million on intangible assets included in Environment and Energy segment, and ¥37 million on intangible assets included in Asia and Australia segment during fiscal 2024, and these impairment losses were included in selling, general and administrative expenses in the consolidated statements of income. The Company and its subsidiaries recognized impairment losses of ¥5,629 million on intangible assets included in PE Investment and Concession segment, ¥1,971 million on intangible assets included in ORIX Europe segment during fiscal 2025, and these impairment losses were included in other (income) and expenses in the consolidated statements of income, and recognized impairment losses of ¥148 million on intangible assets included in PE Investment and Concession segment, and ¥84 million on intangible assets included in Banking and Credit segment during fiscal 2025, and these impairment losses were included in
selling, general and administrative expenses
in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of these intangible assets were measured using mainly excess multi-period earnings methodologies.